Share-Based Compensation - Schedule of Share-based Compensation Expense Included in Relevant Financial Statement (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Allocated share-based compensation expense	¥ 403,425	$ 57,689	¥ 544,395	¥ 636,732
Cost of Revenues
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Allocated share-based compensation expense	112,822	16,133	121,048	133,160
Selling, General and Administrative
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Allocated share-based compensation expense	163,585	23,393	273,330	314,788
Research and Development
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Allocated share-based compensation expense	¥ 127,018	$ 18,163	¥ 150,017	¥ 188,784